Stockholders' Equity (10K) (Details 8) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants		10
Common shares issued		3
Cash Received		$ 29
Warrants Group One [Member]
Class of Warrant or Right [Line Items]
Warrants		1
Common shares issued		1
Cash Received		$ 29
Warrants Group Two [Member]
Class of Warrant or Right [Line Items]
Warrants		9
Common shares issued		2
Cash Received